Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

At December 31, 2011, the Company reflected a $950,000 refundable common stock subscription liability related to 9,500,000 of the shares in a private offering of the Company’s common stock (the “2009 Summer Offering”) on the accompanying balance sheet. The 9,500,000 shares of YBP Common Stock were the subject of a rescission offering (the “Rescission Offering”) to the 62 subscribers in the 2009 Summer Offering, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering could either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Pursuant to an agreement dated November 1, 2010 between YBP and a consultant, a resident of the U.S., YBP agreed to pay $20,000 cash and 500,000 Shares to the consultant as compensation for consulting services rendered by him to the Company. The shares were valued at $0.10 per share or $50,000 in total and the Company recorded $50,000 of compensation expense related to those Shares for the year ended December 31, 2010. The shares were recorded as outstanding as of September 30, 2012 and December 31, 2011.

NOTE 8 — STOCKHOLDERS’ EQUITY

At December 31, 2011 and 2010, the Company reflected a $950,000 refundable common stock subscription liability related to 9,500,000 of the shares in the Summer 2009 Offering on the accompanying balance sheet. The 9,500,000 shares of YBP Common Stock were the subject of a rescission offering (the “Rescission Offering”) to the 62 subscribers in the Summer 2009 Offering, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering could either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Pursuant to an agreement dated November 1, 2010 between YBP and the consultant, a resident of the U.S., YBP agreed to pay $20,000 cash and 500,000 Shares to the consultant as compensation for consulting services rendered by him to the Company. The shares were valued at $0.10 per share or $50,000 in total and the Company recorded $50,000 of compensation expense related to those Shares for the year ended December 31, 2010. The shares were recorded as outstanding as of December 31, 2011 and 2010 but not issued until April 2012. In April 2012, the Company issued the 500,000 shares to the consultant.